Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 262	$ 222
Investments:
Fixed maturities, available for sale at fair value (amortized cost — $24,903 and $21,820)	25,486	23,101
Fixed maturities, trading at fair value	114	127
Equity securities, available for sale at fair value (cost — $489 and $340)	486	386
Mortgage loans	880	890
Policy loans	201	210
Real estate and other investments	597	466
Total cash and investments	28,026	25,402
Recoverables from reinsurers	355	368
Deferred policy acquisition costs (including the impact of unrealized gains on securities of $233 and $525)	954	580
Accrued investment income	242	212
Variable annuity assets (separate accounts)	608	662
Equity options — fixed indexed annuities	241	322
Funds held as collateral	211	285
Other assets	191	181
Total assets	30,828	28,012
Liabilities and Equity:
Annuity benefits accumulated (including the impact of unrealized gains on securities of $64 and $112)	26,622	23,492
Life, accident and health reserves	705	690
Variable annuity liabilities (separate accounts)	608	662
Liability for funds held as collateral	211	285
Net deferred tax liabilities	31	206
Other liabilities	303	185
Total liabilities	28,480	25,520
Shareholder’s equity:
Common Stock, par value — $12.50 per share: — 1,200,000 shares authorized — 201,000 shares issued and outstanding	3	3
Capital surplus	892	867
Retained earnings	1,206	1,111
Accumulated other comprehensive income, net of tax	192	469
Total shareholder’s equity	2,293	2,450
Noncontrolling interests	55	42
Total equity	2,348	2,492
Total liabilities and equity	$ 30,828	$ 28,012